PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	R$ 1,133,363	R$ 1,018,805
Environmental Liabilities [Member]
IfrsStatementLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	155,471	176,181
Asset Retirement Obligations [Member]
IfrsStatementLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	R$ 977,892	R$ 842,624